ELFUN FUNDS

ELFUN INTERNATIONAL EQUITY FUND

(EGLBX)

ELFUN TRUSTS

(ELFNX)

ELFUN INCOME FUND

(EINFX)

ELFUN TAX-EXEMPT INCOME FUND

(ELFTX)

ELFUN DIVERSIFIED FUND

(ELDFX)

ELFUN GOVERNMENT MONEY MARKET FUND

(ELMXX)

(each a “Fund”, and collectively, the “Funds”)

Supplement dated June 18, 2024 to the Prospectus dated April 30, 2024 as may be supplemented or revised from time to time

•	Effective immediately, the disclosure in the section “SHAREHOLDER INFORMATION – Who May Purchase Shares” in the Prospectus is deleted in its entirety and replaced with the following:

The minimum initial investment for the Elfun Funds is $500. There is no minimum subsequent investment in a Fund. Investment minimums may be waived if participating in the Funds’ Automatic Investment Plan. Individuals may open new accounts by mailing a signed account application and submitting payment (in the form of a check or wire transfer). To open an account, you can obtain an account application by calling 1-800-242-0134 or by downloading an application from www.ssga.com. Mail your completed application to: SSGA c/o US Bancorp, P.O. Box 701, Milwaukee, WI 53201-0701 or overnight mail to: State Street Global Advisors c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, WI 53202-5207.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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